UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2008
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA January 30, 2009

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:   $20156
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATP OIL & GAS CORP COM         COM              00208J108       60    10300 SH       SOLE                    10300
BOEING CO COM                  COM              097023105      518    12150 SH       SOLE                                      12150
BRITISH PETE PLC AMERN SH      COM              055622104      289     6193 SH       SOLE                                       6193
CATERPILLAR INC DEL COM        COM              149123101      762    17050 SH       SOLE                                      17050
CBS CORP COM                   COM              124857202      120    14607 SH       SOLE                                      14607
CHEVRONTEXACO CORP COM         COM              166764100      249     3370 SH       SOLE                                       3370
CP POKPHAND LTD SPONSORED ADR  COM              125918201        7    12675 SH       SOLE                                      12675
DOMINION RES VA NEW COM        COM              25746U109      275     7684 SH       SOLE                                       7684
DU PONT E I DE NEMOURS COM     COM              263534109      242     9565 SH       SOLE                                       9565
DUKE POWER CO COM              COM              26441C105      976    64998 SH       SOLE                                      64998
EL PASO CORP COM               COM              28336L109      106    13500 SH       SOLE                    13500
EXXON MOBIL CORP COM           COM              30231G102      240     3008 SH       SOLE                                       3008
FLEXTRONICS INTL LTD ORD       COM              Y2573F102      581   227050 SH       SOLE                                     227050
GENERAL ELEC CO COM            COM              369604103      254    15648 SH       SOLE                                      15648
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105      283     7600 SH       SOLE                                       7600
HALLWOOD GROUP INC COM NEW     COM              406364406      931    28220 SH       SOLE                    28125                95
ISHARES TR NASDQ BIO INDX      COM              464287556      604     8500 SH       SOLE                                       8500
LYNCH CORP COM                 COM              50186A108       61    31300 SH       SOLE                    31300
MARATHON OIL CORP COM          COM              565849106     1003    36650 SH       SOLE                                      36650
OPKO HEALTH INC COM            COM              68375N103       16    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204        9    45600 SH       SOLE                                      45600
PENGROWTH ENERGY TR COM        COM              706902509      141    18500 SH       SOLE                                      18500
PFIZER INC COM                 COM              717081103      336    19000 SH       SOLE                    18600               400
PHILIP MORRIS INTL INC COM     COM              718172109      232     5337 SH       SOLE                                       5337
PIONEER DRILLING CO COM        COM              723655106      679   121850 SH       SOLE                    21500            100350
POWER SHARES QQQ TR 1          COM              73935A104      503    16900 SH       SOLE                                      16900
QWEST COMMUNICATIONS           COM              749121109       73    20000 SH       SOLE                    20000
REYNOLDS AMERICAN INC COM      COM              761713106      214     5300 SH       SOLE                                       5300
SARA LEE CORP COM              COM              803111103      253    25812 SH       SOLE                                      25812
SEI CORP COM                   COM              784117103      702    44700 SH       SOLE                                      44700
SOUTHERN CO COM                COM              842587107      470    12691 SH       SOLE                                      12691
SPDR SERIES TRUST KBW REGN BK  COM              78464A698     1086    37250 SH       SOLE                                      37250
SPDR TR UNIT SER 1             COM              78462F103      437     4840 SH       SOLE                                       4840
SPECTRA ENERGY CORP COM        COM              847560109     1110    70499 SH       SOLE                     5400             65099
SUNCOR ENERGY INC              COM              867229106      501    25700 SH       SOLE                                      25700
TECO ENERGY INC COM            COM              872375100      350    28347 SH       SOLE                                      28347
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      230    11772 SH       SOLE                                      11772
VANGUARD CONSUMER STAPLES      COM              92204A207     1004    17350 SH       SOLE                                      17350
VANGUARD ENERGY ETF            COM              92204A306      276     4100 SH       SOLE                                       4100
VANGUARD EURO ETF              COM              922042874      236     6150 SH       SOLE                                       6150
VANGUARD HEALTH CARE           COM              92204A504      983    21500 SH       SOLE                                      21500
VANGUARD IND EFT               COM              92204A603      231     5400 SH       SOLE                                       5400
VANGUARD MTRL ETF              COM              92204A801      781    17200 SH       SOLE                                      17200
VANGUARD WORLD FDS CONSUM DIS  COM              92204A108      701    21750 SH       SOLE                                      21750
VANGUARD WORLD FDS INF TECH ET COM              92204A702      574    16850 SH       SOLE                                      16850
VERIZON COMMUNICATIONS         COM              92343V104      460    13555 SH       SOLE                                      13555
GENERAL MTRS ACCEP CORP        CORP             370425RX0        8    10000 PRN      SOLE                                      10000